Income Taxes - Schedule of Components of Income Before Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Components of Income Before Income Taxes [Abstract]
Domestic			$ (11,348)	$ (8,229)
Foreign			(814)	(1,775)
Loss before income tax expense	$ (9,531)	$ (5,645)	$ (12,162)	$ (10,004)